Other long-term assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other long-term assets	10. Other long-term assets:

	December 31,
	2025	2024
Other assets	$345	$1,124
Prepaid capital asset deposits	—	242
Property lease deposits	100	65
Holdback receivable (note 6)	1,935	—
Total	$2,380	$1,431